INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 26,766	$ 26,766
Accumulated amortization	26,277	25,745
Amortized cost	$ 489	1,021
Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years
Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives	10 years
Acquired technology and license
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 21,815	21,815
Accumulated amortization	$ 21,388	20,900
Acquired technology and license | Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years
Acquired technology and license | Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives	10 years
Customer relationship
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 4,951	4,951
Accumulated amortization	$ 4,889	$ 4,845
Customer relationship | Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years 6 months
Customer relationship | Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives	9 years